Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subtotal	$ 765,122	$ 304,612
Less: accumulated depreciation	(166,315)	(64,206)
Property and equipment, net	$ 598,807	240,406
Minimum [Member]
Property and equipment, useful life	5 years
Maximum [Member]
Property and equipment, useful life	6 years
Delivery Trucks and Vehicles [Member]
Subtotal	$ 761,652	301,142
Delivery Trucks and Vehicles [Member] | Minimum [Member]
Property and equipment, useful life	5 years
Delivery Trucks and Vehicles [Member] | Maximum [Member]
Property and equipment, useful life	6 years
Equipment [Member]
Property and equipment, useful life	5 years
Subtotal	$ 3,470	$ 3,470